Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Incomes Taxes
For the years ended December 31, 2021, 2020 and 2019, the loss before income tax es
consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(1,837,497)	$(124,834)	$(119,835)
Foreign	(625)	—	—

Total	$(1,838,122)	$(124,834)	$(119,835)

Summary of Income Taxes Expenses Incurred During the Period
For the years ended December 31, 2021, 2020 and 2019, the Company incurred the following income tax (benefit) expense (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current state income tax	$1	$26	$22
Deferred federal income tax	(413)	581	—
Deferred state income tax	(912)	1,282	—
Deferred foreign income tax	(156)	—	—

Income tax (benefit) expense	$(1,480)	$1,889	$22

Summary of Reconciliation of the Statutory Corporate Income Tax Rate to the Effective Tax Rate
A reconciliation of income tax (benefit) expense computed at the statutory corporate income tax rate to the effective income tax rate for the years ended December 31, 2021, 2020 and 2019 is as follows:

	Year Ended December 31,
	2021	2020	2019
Federal income tax at statutory rate	21.0%	21.0%	21.0%
State income tax	4.5%	4.5%	4.2%
Change in valuation allowance	(23.9)%	(31.3)%	(25.2)%
Executive compensation	(2.0)%	—	—
Equity investments	(0.7)%	(0.6)%	(5.7)%
Tax credits	0.9%	4.8%	4.4%
Non-deductible expenses and change in fair value of warrant liability	0.9%	(0.2)%	(0.1)%
Other expenses	(0.6)%	0.3%	1.4%

Effective tax rate	0.1%	(1.5)%	—

Summary of Deferred Taxes Assets and Liabilities
The Company’s deferred tax assets and liabilities consist of the following (in thousands):

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$174,127	$91,467
Tax credit carryforwards	37,455	20,338
Accrued expenses	2,690	1,265
Deferred revenue	45,928	28,590
Stock-based compensation	318,049	—
Amortizable intangibles	3,834	4,198
Tenant allowance	2,927	2,206

Deferred tax assets before valuation allowance	585,010	148,064
Valuation allowance	(583,107)	(143,827)

Deferred tax assets, net of valuation allowance	1,903	4,237
Deferred tax liabilities:
Amortizable intangibles	(4,722)	—
Property and equipment	(830)	(830)
Basis differences	(1,522)	(5,270)

Deferred tax liabilities	(7,074)	(6,100)

Net deferred taxes	$(5,171)	$(1,863)

Summary of Deferred Tax Assets Valuation Allowance
Activity in the deferred tax assets valuation allowance is summarized as follows (in thousands):

	Beginning of Period	Additions	End of Period
Deferred tax assets valuation allowance:
Year ended December 31, 2021	$143,827	$439,280	$583,107
Year ended December 31, 2020	$104,745	$39,082	$143,827